Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 19, 2024
Entity Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001890141
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 19, 2024
Prospectus Date	rr_ProspectusDate	Dec. 22, 2023
Institutional Prime Obligations Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Institutional Prime Obligations Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Institutional Prime Obligations Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”

Institutional Prime Obligations Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Effective October 2, 2024, the following will replace the description of Redemption Risk under the heading “Fund Summaries—Institutional Prime Obligations Fund—Principal Risks” on page 7 of the Prospectus:

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Additionally, a discretionary or mandatory liquidity fee may be assessed to shares you redeem, as described under “Shareholder Information—Additional Information on Purchasing and Redeeming Fund Shares—Liquidity Fees.”